Lease and Non-Lease Components of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Lease and Non-Lease Components of Revenue
Schedule of lease and non-lease components of revenue under time charter

December 31,	2024	2023	2022
Lease component	16,551,871	30,584,686	50,536,021
Non-lease component	2,090,148	8,817,934	15,817,114
Total	18,642,019	39,402,620	66,353,135